Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Interest on withheld tax price		5.00%
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Withholding Tax Payable Non-current	[1]	$ 54	$ 1,125	$ 54
Aiden & Jasmine Limited [Member] | Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Shares repurchased			3,860,733
Shares repurchased, value			$ 10,879
Interest on withheld tax			37
Withholding Tax Payable Non-current		1,125		54
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Withholding Tax Payable Non-current	[1]	146	$ 3,012	146
Vantage Point Global Limited [Member] | Treasury stock [Member]
Schedule of Other Related Party Transactions [Line Items]
Shares repurchased			10,334,679
Shares repurchased, value			$ 29,121
Interest on withheld tax			$ 100
Withholding Tax Payable Non-current		$ 3,012		$ 146

[1]	In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co founder’s company) for USD10,879 thousand and 10,334,679 common shares from Vantage Point Global Limited (Founder’s company) for USD29,121 thousand. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Sellers (Aiden & Jasmine Limited and Vantage Point Global Limited) have not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Sellers the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum (the “repayment price”) from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,125 thousand (including interest of USD 37 thousand) and USD 3,012 thousand (including interest of USD 100 thousand) respectively. The interest accrued in 2016 was USD 54 thousand and 146 thousand for Aiden & Jasmine Limited and Vantage Point Global Limited respectively.